STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY
14.	STOCKHOLDERS’ EQUITY

(a)	Capital

The Company was established in the British Virgin Islands ("BVI") on March 11, 2008 as a limited liability company. During March 2009, the Company amended its memorandum of association by effecting a stock split resulting in the issuance of 29,999,999 shares and increasing the total authorized shares to 100,000,000. Accordingly, immediately after this amendment of its memorandum of association, the Company had 30,000,000 shares outstanding.

A unit purchase option to purchase 600,000 units, each at $6.60 consisting of one share of common stock and two warrants see the table included in this note. The unit purchase option was not exercised and expired on March 21, 2011.

During the year ended December 31, 2010, 2,142,959 warrants were exercised, for which the Company received proceeds of $10,714,795.

From January 1 to March 31, 2011, 13,294,775 warrants were exercised, for which the Company received proceeds of $66,473,875.

On June 4, 2010, the Company completed a private placement in which the Company sold to certain investors 3,303,771 ordinary shares at a price per share of $5.70, for an aggregate purchase price of $18,831,495, pursuant to a securities purchase agreement dated the same date. The foregoing issuance was made in reliance upon exemptions provided by Section 4(2) of the Securities Act for the offer and sale of securities not involving a public offering and Regulation D promulgated thereunder. The Company netted proceeds amounting to $17,967,818, offering fees and other fees amounted to $863,676.

The Board of Directors and the Compensation Committee of the Company adopted the China Gerui Advanced Materials Group Limited 2010 Share Incentive Plan (the "Plan") on November 16, 2010. The Plan became effective on the date of its adoption, subject to approval by the Company’s shareholders within 12 months. At the Company’s annual shareholders meeting hold on December 8, 2010, the Company’s shareholders approved the adoption of the 2010 Plan.

Up to 3,500,000 of the Company’s ordinary shares may be issued under the Plan (subject to adjustment as described in the Plan). The Plan permits the grant of Nonqualified Share Options and Restricted Share Awards to employees, directors, and consultants of the Company and its affiliates.

In connection with the adoption of the Plan, the Board of Directors and Compensation Committee also approved forms of Share Option Agreement for employees and directors (collectively, the “-Forms of Option Agreement-”) and form of Restricted Share Award Agreement (the “-Form of Share Award Agreement-”) that will be utilized by the Company to grant options and restricted shares under the Plan.

No Options were exercisable, and no Share Awards or ordinary shares were issuable under the Plan unless and until the Plan was approved by the shareholders of the Company. In the event that the shareholders of the Company had not approved the Plan within such 12 months period, the Plan and any previously granted Option would have terminated.

The Company also granted in connection with its November 2009 public offering the Underwriter Representative (and its designees) a warrant (the “Underwriter Representative Warrant”) for the purchase of an aggregate of 144,000 ordinary shares (the “Warrant Shares”) for an aggregate purchase price of $100.00. The Underwriter Representative Warrant may be exercised in full or part to purchase Warrant Shares at an initial exercise price of $6.00 per share. The Underwriter Representative Warrant is exercisable from August 9, 2010 to November 9, 2014. The fair value of warrants amounted to approximately $108,878 which was calculated by using Black Scholes Option Calculator. Such amount has been recorded through the equity accounts having to impact on stockholders' equity. The fair value of each of warrant was estimated using the following assumptions:

A summary of all warrants outstanding as of December 31, 2011 and 2010 and actions relating thereto during the years then ended is presented below:

	2011	2010

Expected volatility	60.00%	44.80%
Expected term (in years)	2.9	4
Risk free rate	0.36%	1.02%

A summary of all warrants outstanding as of December 31, 2011 and 2010 are presented below:

	Warrants	Exercise Price	Terms

Issued on March 17, 2009	17,266,667	$5.00	2 years
Granted	144,000	6.00	4¼ years
Exercised	(76,600)	5.00	2 years
Outstanding as of December 31, 2009	17,334,067
Exercised	(2,142,959)	5.00	-
Outstanding as of December 31, 2010	15,191,108
Exercised	(13,294,775)	5.00	-
Expired	(1,752,333)
Outstanding as of December 31, 2011	144,000	6.00	2.9 years

During the year ended December 31, 2011, the Company issued 13,294,775 shares in connection with the exercise of 13,294,775 warrants which yielded net proceeds to the Company of $66,473,875.

On April 1, 2011, the Company's Board of Directors passed a board resolution and announced that the Company would repurchase its shares in the open market. From May to December, 2011, the Company repurchased 1,176,898 shares at a cost of $4,516,744.

(b)	Retained Earnings

Retained earnings as of December 31, 2011 and 2010 consist of the following

	2011	2010

Retained earnings	$128,896,723	$77,939,504
Statutory surplus reserves	8,246,235	1,582,902
	$137,142,958	$79,522,406

In accordance with PRC Company Law, the Group is required to allocate at least 10% profit to the statutory surplus reserve. Appropriation to the statutory surplus reserve by the Group is based on profit arrived under PRC accounting standards for business enterprises for each year.

The profit arrived at must be set off against any accumulated losses sustained by the Group in prior years, before allocation is made to the statutory surplus reserve. Appropriation to the statutory surplus reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory surplus reserve reaches 50% of the registered capital. This statutory surplus reserve is not distributable in the form of cash dividends.

As of December 31, 2011, the Group's subsidiary, Henan Green, allocated $6,663,333 which was the 10% of net profits of the year ended December 31, 2011 to the statutory surplus reserves.

A supplemental information of the movement of statutory surplus reserves and registered capital of Henan Green as of December 31, 2011 and 2010 are as follow:

	Statutory surplus	Registered	Percentage
	reserves	capital	Reached

At December 31, 2010	$1,582,902	$43,605,726	4%

Increase in registered capital	-	39,998,218
Statutory surplus reserves transferred from net profits	6,663,333	-
At December 31, 2011	$8,246,235	$83,603,944	10%